Income Taxes - Summary of the Company's Income tax Expense (Benefit) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current Federal income tax expense (benefit)	$ 116,507	$ 82,097	$ 209,234	$ 201,384	$ 170,874	$ 182,034	$ 30,713
Deferred Federal income tax expense (benefit)	(2,619)	(2,619)	(7,858)	(496,457)	(499,077)	(1,750,248)	(3,071,502)
Federal Income Tax Expense (benefit)	113,888	79,478	201,376	(295,073)	(328,203)	(1,568,214)	(3,040,789)
Current State income tax expense (benefit)	20,536	9,666	38,124	31,690	27,020	32,559	69,760
Deferred State income tax expense (benefit)	(399)	(399)	(1,197)	(75,651)	(76,050)	(266,704)	(915,804)
State income tax expense (benefit)	20,137	9,267	36,927	(43,961)	(49,030)	(234,145)	(846,044)
Current Canadian income tax expense (benefit)	155,044	134,113	373,293	280,020	320,639	0	0
Deferred Canadian income tax expense (benefit)	(1,339,119)	(120,625)	(1,518,220)	(343,228)	(498,191)	(8,916)	(1,939,425)
Canadian income tax expense (benefit)	(1,184,075)	13,488	(1,144,927)	(63,208)	(177,552)	(8,916)	(1,939,425)
Current income tax expense (benefit)	292,087	225,876	620,651	513,094	518,533	214,593	100,473
Deferred income tax expense (benefit)	(1,342,137)	(123,643)	(1,527,275)	(915,336)	(1,073,318)	(2,025,868)	(5,926,731)
Income Tax Expense (Benefit), Total	$ (1,050,050)	$ 102,233	$ (906,624)	$ (402,242)	$ (554,785)	$ (1,811,275)	$ (5,826,258)